Commitments and Contingencies - Additional Information (Details) $ in Thousands		1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 10, 2015 USD ($)	Feb. 29, 2020 USD ($) Milestonepayment	Jun. 30, 2017 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)
Cornell University | Neuromuscular Blocking Agents License Agreement
Supply Commitment [Line Items]
Amount of royalty payments due or payable							$ 0
U.S | Cornell University | Neuromuscular Blocking Agents License Agreement
Supply Commitment [Line Items]
Regulatory approval and commercialization milestones			$ 5,000
European | Cornell University | Neuromuscular Blocking Agents License Agreement
Supply Commitment [Line Items]
Regulatory approval and commercialization milestones			3,000
Minimum | Cornell University | Neuromuscular Blocking Agents License Agreement
Supply Commitment [Line Items]
Cost maintenance			70
Maximum | Executive Officer
Supply Commitment [Line Items]
Aggregate annual base salaries of employment agreement							$ 927
Maximum | Cornell University | Neuromuscular Blocking Agents License Agreement
Supply Commitment [Line Items]
Cost maintenance			$ 125
Recro | Alkermes Transaction
Supply Commitment [Line Items]
Collaborative arrangements, milestone payments upon achievement of regulatory and sales milestones	$ 140,000
Recro | Alkermes Transaction | Regulatory Approval and Net Sales Milestones [Member]
Supply Commitment [Line Items]
Collaborative arrangements, milestone payments upon achievement of regulatory and sales milestones	$ 60,000
Collaborative arrangements, milestone payments period	7 years
Recro | Alkermes Plc | Amendment to Purchase and Sale Agreement | Alkermes Transaction | Contingent Consideration, First Component
Supply Commitment [Line Items]
Business acquisition contingent consideration, first milestone payment					$ 5,000	$ 5,000
Business Acquisition Contingent Consideration Second Milestone Payments				$ 1,200
Recro | Alkermes Plc | Amendment to Purchase and Sale Agreement | Alkermes Transaction | Contingent Consideration, Fourth Component
Supply Commitment [Line Items]
Maximum royalty payment percentage							30.00%
Recro | Alkermes Plc | Amendment to Purchase and Sale Agreement | Alkermes Transaction | Milestone Payments Due, Following Regulatory Approval | Contingent Consideration, Second Component
Supply Commitment [Line Items]
Business acquisition contingent consideration possible milestone payments		$ 5,000
Recro | Alkermes Plc | Amendment to Purchase and Sale Agreement | Alkermes Transaction | Milestone Payments Due, Beginning on First Anniversary of Regulatory Approval | Contingent Consideration, Second Component
Supply Commitment [Line Items]
Business acquisition contingent consideration possible milestone payments		$ 45,000
Business acquisition, contingent consideration, number of equal annual milestone payments | Milestonepayment		7
Business acquisition, contingent consideration, equal annual milestone payments		$ 6,400
Recro | Minimum | Alkermes Plc | Amendment to Purchase and Sale Agreement | Alkermes Transaction | Contingent Consideration, Fourth Component
Supply Commitment [Line Items]
Royalty payment percentage							10.00%
Recro | Maximum | Alkermes Plc | Amendment to Purchase and Sale Agreement | Alkermes Transaction | Contingent Consideration, Fourth Component
Supply Commitment [Line Items]
Royalty payment percentage							12.00%